Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Option Activity and Related Information

	Year ended December 31
	2025		2024
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,240,120	$4.59	2,305,489	$3.30
Granted	521,070	7.46	336,210	9.65
Exercised (1)	(779,722)	1.64	(401,579)	1.39
Forfeited	(3,240)	9.65	-	-
Outstanding, end of year	1,978,228	$6.50	2,240,120	$4.59
Exercisable, end of year	1,290,527	$5.39	1,414,406	$3.51
(1) Exercised options in 2025 and 2024 were settled in shares.
Summary of Fair Value and Weighted Average Assumptions of the Options Granted

	Year ended December 31
	2025	2024
Average fair value of Options granted (per Option)	$4.35	$6.41
Expected volatility	69.5%	76.7%
Expected life of Options (years)	4.8	4.5
Expected forfeiture rate	0.1%	0.2%

Summary of Share-Based Compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2025	2024
DSUs	$1.0	$(0.6)
PSUs	1.8	(0.5)
NTIP (1)	-	1.1
Equity forward contract loss (2)	0.6	-
Liability based incentive plans	$3.4	$-

RSUs	$6.2	$6.1
Options	2.1	2.1
Equity based incentive plans	8.3	8.2
Share-based compensation	$11.7	$8.2

(1)
Restricted awards outstanding under the Non-Treasury Incentive Award Plan ("NTIP") were classified as a liability and were settled in cash. There were no outstanding restricted awards under the NTIP at December 31, 2025.
(2)
Relates to the equity forward contracts entered into to mitigate the Company's exposure to our share-based compensation plans.

Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2025	2024
Outstanding, beginning of year	1,559,563	1,290,042
Granted	859,920	713,910
Vested (1)	(848,812)	(363,484)
Forfeited	(153,519)	(80,905)
Outstanding, end of year	1,417,152	1,559,563

(1) Vested RSUs in 2025 and 2024 were settled in shares.

Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method

The fair value and weighted average assumptions of the RSUs granted during the years were as follows:

	Year ended December 31
	2025	2024
Average fair value of RSUs granted (per RSU)	$7.50	$9.66
Expected life of RSUs (years)	3.0	3.0
Expected forfeiture rate	0.1%	0.1%

PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2025	2024
Outstanding, beginning of year	635,910	896,690
Granted	438,140	271,940
Vested (1)	(124,610)	(532,720)
Forfeited	(1,620)	-
Outstanding, end of year	947,820	635,910

(1) Vested PSUs in 2025 and 2024 were settled in cash.

Summary of Share Based Compensation Recognized Liabilities

		As at December 31
PSU liability	2025	2024
Current	$1.2	$1.5
Non-current	1.2	0.6
Total	$2.4	$2.1

Deferred Share Units Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
Deferred Share Units	2025	2024
Outstanding, beginning of year	1,960,272	1,893,280
Granted	101,658	66,992
Outstanding, end of year	2,061,930	1,960,272

Summary of Share Based Compensation Recognized Liabilities

		As at December 31
DSU Liability	2025	2024
Current	$17.5	$16.5
Total	$17.5	$16.5